SEGMENT DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Research and development costs	$ 3,280	$ 3,994	$ 3,773
Finance Costs	226	$ 58	$ 28
Segment Item [Member]
Statement [Line Items]
Research and development costs	3,280
General and Administrative costs	1,003
Finance Costs	$ 226